Other Liabilities	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Other Liabilities
OTHER LIABILITIES

(in millions of Canadian dollars)	NOTE	2017	2016
Employee future benefits	16	174	174
Greenpac equity holder put option (see Note 5 for more details)		80	—
Other		6	8
		260	182
Less: Current portion		(82)	(4)
		178	178